Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets
The fair value of PMI’s pension plan assets at December 31, 2012 and 2011, by asset category was as follows:

Asset Category (in millions)	At December 31, 2012	Quoted Prices In Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$420	$420	$—	$—
Equity securities:
U.S. securities	106	106	—	—
International securities	1,129	1,129	—	—
Investment funds(a)(b)	3,805	2,313	1,492	—
International government bonds	411	411	—	—
Corporate bonds	3	3	—	—
Other	37	37	—	—
Total	$5,911	$4,419	$1,492	$—

(a)
Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.

(b)	Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.

Asset Category (in millions)	At December 31, 2011	Quoted Prices In Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$11	$11	$—	$—
Equity securities:
U.S. securities	89	89	—	—
International securities	894	894	—	—
Investment funds(c)	3,704	826	2,878	—
International government bonds	314	314	—	—
Corporate bonds	2	2	—	—
Other	33	32	1	—
Total	$5,047	$2,168	$2,879	$—

(c)
Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds, and 6% are invested in real estate and other money markets.

Amounts Recorded in Accumulated Other Comprehensive Losses
The amounts recorded in accumulated other comprehensive losses at December 31, 2012, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(3,199)	$(82)	$(612)	$(3,893)
Prior service cost	(60)	7	—	(53)
Net transition obligation	(7)	—	—	(7)
Deferred income taxes	377	26	185	588
Losses to be amortized	$(2,889)	$(49)	$(427)	$(3,365)
The amounts recorded in accumulated other comprehensive losses at December 31, 2011, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(2,401)	$(54)	$(536)	$(2,991)
Prior service cost	(70)	3	—	(67)
Net transition obligation	(8)	—	—	(8)
Deferred income taxes	299	19	163	481
Losses to be amortized	$(2,180)	$(32)	$(373)	$(2,585)
The amounts recorded in accumulated other comprehensive losses at December 31, 2010, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(1,425)	$(46)	$(468)	$(1,939)
Prior service cost	(62)	4	—	(58)
Net transition obligation	(9)	—	—	(9)
Deferred income taxes	199	15	142	356
Losses to be amortized	$(1,297)	$(27)	$(326)	$(1,650)

Movements in Other Comprehensive Earnings (Losses)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2012, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$129	$3	$53	$185
Prior service cost	10	—	—	10
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	4	—	—	4
Deferred income taxes	(20)	(1)	(16)	(37)
	124	2	37	163
Other movements during the year:
Net losses	(931)	(31)	(129)	(1,091)
Prior service cost	—	4	—	4
Deferred income taxes	98	8	38	144
	(833)	(19)	(91)	(943)
Total movements in other comprehensive losses	$(709)	$(17)	$(54)	$(780)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2011, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$63	$3	$39	$105
Prior service cost	9	(1)	—	8
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	3	—	—	3
Deferred income taxes	(10)	(1)	(12)	(23)
	66	1	27	94
Other movements during the year:
Net losses	(1,042)	(11)	(107)	(1,160)
Prior service cost	(17)	—	—	(17)
Deferred income taxes	110	5	33	148
	$(949)	$(6)	$(74)	$(1,029)
Total movements in other comprehensive losses	$(883)	$(5)	$(47)	$(935)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2010, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$44	$1	$39	$84
Prior service cost	10	—	—	10
Other income/expense:
Net gains	(1)	—	—	(1)
Prior service cost	3	—	—	3
Deferred income taxes	(8)	—	(12)	(20)
	48	1	27	76
Other movements during the year:
Net losses	(294)	(20)	(44)	(358)
Prior service cost	(3)	—	—	(3)
Deferred income taxes	23	6	14	43
	$(274)	$(14)	$(30)	$(318)
Total movements in other comprehensive losses	$(226)	$(13)	$(3)	$(242)

Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligations
PMI’s postretirement health care plans are not funded. The changes in the accumulated benefit obligation and net amount accrued at December 31, 2012 and 2011, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2012	2011	2012	2011
Accumulated postretirement benefit obligation at January 1,	$115	$98	$96	$99
Service cost	2	2	2	2
Interest cost	5	5	5	5
Benefits paid	(4)	(4)	(5)	(5)
Assumption changes	10	11	11	(1)
Actuarial losses (gains)	4	3	6	(2)
Plan changes	—	—	(3)	—
Currency	—	—	1	(2)
Accumulated postretirement benefit obligation at December 31,	$132	$115	$113	$96

Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s postretirement benefit obligations at December 31, 2012 and 2011:

	U.S. Plans		Non-U.S. Plans
	2012	2011	2012	2011
Discount rate	4.05%	4.50%	4.59%	5.45%
Health care cost trend rate assumed for next year	7.50	7.50	6.46	6.55
Ultimate trend rate	5.00	5.00	4.88	4.77
Year that rate reaches the ultimate trend rate	2018	2017	2029	2029

Weighted-Average Assumptions Used to Determine Benefit Cost
The following weighted-average assumptions were used to determine PMI’s net postretirement costs for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.50%	5.40%	5.90%	5.45%	5.14%	5.99%
Health care cost trend rate	7.50	8.00	7.50	6.55	6.29	7.14

Components of Net Periodic Benefit Cost
Net postretirement health care costs consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
(in millions)	2012	2011	2010	2012	2011	2010
Service cost	$2	$2	$2	$2	$2	$2
Interest cost	5	5	5	5	5	5
Amortization:
Net losses	2	1	1	1	1	—
Net postretirement health care costs	$9	$8	$8	$8	$8	$7

Estimated Future Benefit Payments
PMI’s estimated future benefit payments for its postretirement health care plans at December 31, 2012, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2013	$5	$6
2014	5	5
2015	6	5
2016	6	5
2017	6	5
2018 - 2022	33	28

Defined Benefit Plan Assumed Health Care Trend Rates
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care trend rates would have the following effects as of December 31, 2012:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	19.9%	(15.3)%
Effect on postretirement benefit obligation	15.1	(12.1)

Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Cost
Net postemployment costs consisted of the following:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Service cost	$30	$28	$26
Interest cost	22	22	24
Amortization of net loss	53	39	39
Other expense	75	106	54
Net postemployment costs	$180	$195	$143

Change in Benefit Obligations of Postemployment Benefit Plans
The changes in the benefit obligations of the plans at December 31, 2012 and 2011, were as follows:

(in millions)	2012	2011
Accrued postemployment costs at January 1,	$619	$574
Service cost	30	28
Interest cost	22	22
Benefits paid	(196)	(223)
Actuarial losses	129	118
Other	78	100
Accrued postemployment costs at December 31,	$682	$619

Obligations and Funded Status [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligations
The benefit obligations, plan assets and funded status of PMI’s pension plans at December 31, 2012 and 2011, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2012	2011	2012	2011
Benefit obligation at January 1,	$352	$321	$5,625	$4,932
Service cost	6	5	189	178
Interest cost	16	16	189	205
Benefits paid	(16)	(21)	(160)	(208)
Termination, settlement and curtailment	—	—	(8)	(4)
Assumption changes	28	44	1,176	510
Actuarial (gains) losses	(3)	(13)	41	6
Currency	—	—	167	(52)
Other	—	—	43	58
Benefit obligation at December 31,	383	352	7,262	5,625
Fair value of plan assets at January 1,	269	251	4,778	4,623
Actual return on plan assets	27	9	625	(162)
Employer contributions	4	30	203	505
Employee contributions	—	—	47	43
Benefits paid	(16)	(21)	(160)	(208)
Termination, settlement and curtailment	—	—	(5)	—
Currency	—	—	139	(23)
Fair value of plan assets at December 31,	284	269	5,627	4,778
Net pension liability recognized at December 31,	$(99)	$(83)	$(1,635)	$(847)

Pension Liabilities Recognized in Consolidated Balance Sheets
At December 31, 2012 and 2011, the combined U.S. and non-U.S. pension plans resulted in a net pension liability of $1,734 million and $930 million, respectively. These amounts were recognized in PMI’s consolidated balance sheets at December 31, 2012 and 2011, as follows:

(in millions)	2012	2011
Other assets	$29	$40
Accrued liabilities — employment costs	(22)	(23)
Long-term employment costs	(1,741)	(947)
	$(1,734)	$(930)

Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s benefit obligations at December 31:

	U.S. Plans		Non-U.S. Plans
	2012	2011	2012	2011
Discount rate	4.05%	4.50%	2.38%	3.40%
Rate of compensation increase	3.50	3.50	2.61	2.66

Net Periodic Benefit Cost [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s net pension cost:

	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.50%	5.40%	5.90%	3.40%	4.00%	4.33%
Expected rate of return on plan assets	5.70	6.25	7.20	6.21	6.21	6.69
Rate of compensation increase	3.50	3.50	4.50	2.66	2.90	3.21

Components of Net Periodic Benefit Cost
Net periodic pension cost consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
(in millions)	2012	2011	2010	2012	2011	2010
Service cost	$6	$5	$6	$189	$178	$160
Interest cost	16	16	18	189	205	189
Expected return on plan assets	(15)	(15)	(16)	(320)	(323)	(283)
Amortization:
Net losses	9	5	5	120	58	39
Prior service cost	1	1	1	9	8	9
Net transition obligation	—	—	—	1	1	—
Termination, settlement and curtailment	2	2	1	—	1	(6)
Net periodic pension cost	$19	$14	$15	$188	$128	$108

Plan Assets [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Benefit Payments
The estimated future benefit payments from PMI pension plans at December 31, 2012, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2013	$14	$210
2014	45	219
2015	17	229
2016	18	241
2017	19	250
2018 - 2022	103	1,470